GOODWILL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill roll forward
Balance at the beginning of the period	419	440
Foreign exchange and other	26	(21)
Balance at the end of the period	445	419
Liquids Pipelines
Goodwill roll forward
Balance at the beginning of the period	22	48
Transfer of assets to the Fund		(29)
Foreign exchange and other	1	3
Balance at the end of the period	23	22
Gas Pipelines, Processing and Energy Services
Goodwill roll forward
Balance at the beginning of the period	13	30
Foreign exchange and other	1	(17)
Balance at the end of the period	14	13
Sponsored Investments
Goodwill roll forward
Balance at the beginning of the period	384	362
Transfer of assets to the Fund		29
Foreign exchange and other	24	(7)
Balance at the end of the period	408	384